WARRANTS - Additional Information (Details) - USD ($)		12 Months Ended
	Sep. 03, 2020	Dec. 31, 2022
Investor Warrants
WARRANTS
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost (in shares)	5,341,267	5,341,267
Collaboration agreement with investors
WARRANTS
Issuance of private placement	$ 418,000,000	$ 418,000,000
Hillhouse Entities
WARRANTS
Proceeds from issuance of warrants		$ 45.00
Warrants exercisable term		12 months
ADS | Investor Warrants
WARRANTS
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost (in shares)		2,322,290
Share price		$ 45
ADS | Hillhouse Entities
WARRANTS
Proceeds from issuance of warrants		$ 19.57